Property and Equipment (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 1,919	$ 1,774
Less accumulated depreciation	(1,340)	(934)
Property and equipment, net	579	840
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	647	630
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	91	45
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	30	30
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	359	346
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	622	559
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 170	$ 164